Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables)	12 Months Ended
Sep. 30, 2014
Real Estate [Abstract]
Schedule III Real Estate and Accumulated Depreciation and Depletion
PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE & ACCUMULATED DEPRECIATION AND DEPLETION
(dollars in thousands)
SEPTEMBER 30, 2013

			Cost	Gross amount		Year		Depreciation
	Encumb-	Initial Cost	capitalized	at which	Accumulated	of	Date	Life
County	rances	to	subsequent	carried at	Depreciation	Construct-	Acquired	Computed
		Company	to	end of	& Depletion	ion		on:
			acquisition	period(a)

Construction Aggregates
Alachua, FL	$—	$1,442	$—	$1,442	$137	n/a	4/86	unit
Clayton, GA	—	369	—	369	5	n/a	4/86	unit
Fayette, GA	—	685	—	685	64	n/a	4/86	unit
Lake, FL	—	402	—	402	146	n/a	4/86	unit
Lake Louisa, FL	—	11,039	—	11,039	—	n/a	5/12	unit
Lee, FL	—	4,690	6	4,696	6	n/a	4/86	unit
Monroe, GA	—	792	—	792	281	n/a	4/86	unit
Muscogee, GA	—	369	(45)	324	295	n/a	4/86	unit
Prince Wil., VA	—	299	—	299	299	n/a	4/86	unit
Putnam, FL	—	15,002	37	15,039	4,289	n/a	4/86	unit
	—	35,089	(2)	35,087	5,522
Other Rental Property
Wash D.C.	—	2,957	10,200	13,157	2,387	n/a	4/86	15 yr
Wash D.C.	—	3,811	—	3,811	—	n/a	10/97	n/a
Putnam, FL	—	302	(2)	300	283	n/a	4/86	5 yr
Spalding, GA	—	20	—	20	—	n/a	4/86	n/a
Lake, FL	—	1,083	—	1,083	968	n/a	4/86	unit
Marion, FL	—	1,180	4	1,184	599	n/a	4/86	unit
	—	9,353	10,202	19,555	4,237
Commercial Property
Baltimore, MD	2,010	439	4,662	5,101	2,518	1990	10/89	39 yr
Baltimore, MD	4,357	950	6,902	7,852	4,199	1994	12/91	39 yr
Baltimore, MD	1,486	690	2,861	3,551	1,337	2000	7/99	39 yr
Baltimore, MD	—	5,634	10,597	16,231	664	2008	12/02	39 yr
Baltimore City, MD	—	5,750	4,755	10,505	482	2010	12/10	39 yr
Baltimore City, MD	—	7,442	225	7,667	73	n/a	6/13	39 yr
Duval, FL	—	2,416	541	2,957	2,731	n/a	4/86	25 yr
Harford, MD	1,194	31	3,830	3,861	1,923	1998	8/95	39 yr
Harford, MD	2,405	50	5,699	5,749	2,241	1999	8/95	39 yr
Harford, MD	3,787	85	7,091	7,176	3,155	2001	8/95	39 yr
Harford, MD	—	92	1,487	1,579	—	n/a	8/95	39 yr
Harford, MD	2,873	88	10,133	10,221	3,534	2007	8/95	39 yr
Harford, MD	2,155	155	12,331	12,486	3,222	2009	8/95	39 yr
Howard, MD	1,644	2,859	4,750	7,609	3,841	1996	9/88	39 yr
Howard, MD	1,344	2,473	981	3,454	1,251	2000	3/00	39 yr
Anne Arun, MD	—	715	8,865	9,580	5,123	1989	9/88	39 yr
Anne Arun, MD	7,379	950	13,120	14,070	4,105	2003	5/98	39 yr
Anne Arun, MD	—	1,525	10,800	12,325	2,763	2005	8/04	39 yr
Anne Arun, MD	4,012	737	5,324	6,061	1,330	2006	1/03	39 yr
Anne Arun, MD	—	667	10,259	10,926	1,584	2012	7/07	39 yr
Norfolk, VA	5,577	7,512	—	7,512	2,001	2004	10/04	39 yr
Prince Wil., VA	—	7,324	18,113	25,437	202	n/a	12/05	39 yr
Newcastle Co., DE	9,681	11,559	2,268	13,827	3,457	2004	4/04	39 yr
Carroll, MD	—	4,720	2,305	7,025	—	n/a	3/08	n/a
	49,904	64,863	147,899	212,762	51,736
Investment Property	—	2,231	(703)	1,528	672	n/a	4/86	n/a

GRAND TOTALS	$49,904	$111,536	$157,396	$268,932	$62,167
(a) The aggregate cost for Federal income tax purposes is $239,194.

Real Estate and Accumulated Depreciation and Depletion
PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE AND
ACCUMULATED DEPRECIATION AND DEPLETION
YEARS ENDED SEPTEMBER 30, 2013, 2012 AND 2011
(In thousands)

	2013	2012	2011

Gross Carrying Cost of Real Estate:

Balance at beginning of period	262,564	241,253	225,630

Additions during period:
Amounts capitalized	22,228	21,380	15,899

Deductions during period:
Cost of real estate sold	(10,021)	(69)	(276)
Other	(5,839)	—	—

Balance at close of period	268,932	262,564	241,253

Accumulated Depreciation & Depletion:

Balance at beginning of period	58,997	54,110	49,499

Additions during period:
Charged to cost & expense	4,938	4,956	4,611

Deductions during period:
Real estate sold	(461)	(69)	—
Other	(1,307)	—	—

Balance at close of period	62,167	58,997	54,110